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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

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1. Name and address of issuer:
                          BERGER INSTITUTIONAL PRODUCTS TRUST
                          210 UNIVERSITY BLVD.
                          DENVER, CO 80206

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):         [X]


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3. Investment Company Act File Number:                          811-07367

   Securities Act File Number:                                  033-63493

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4. (a) Last day of the fiscal year for which this Form is filed:

                                        December 31, 1997

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4. (b)    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  [_]

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4. (c)    Check box if this is the last time the issuer will be filing this
          Form.                                                      [_]

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5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year in pursuant to section 24F-2:                  $0.00
                                                                 --------------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:             $0.00

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were not
           previously used to reduce registration fees
           payable to the Commission:                      $0.00

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii):                                        $0.00
                                                                 --------------

    (v)    Net sales - if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from
           Item 5(i)]:                                                    $0.00
                                                                 --------------

    -------------------------------------------------------------
    (vi)   Redemption credits available for use
           in future years                                 $0.00
           - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:
    -------------------------------------------------------------

    (vii)  Multiplier for determining registration fee           x   $0.0002950
                                                                 --------------
    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):         =        $0.00
                                                                 --------------

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6. Prepaid Shares
    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24-e2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities(number of shares or other units) deducted here:_0___. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_0____.


7. Interest due -- if this Form is being filed more than 90 days after the issuer's fiscal year

                                                                 +           $0


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8. Total of the amount of the registration fee due plus
   any interest due [line 5(viii) plus line 7]:

                                                                 =        $0.00
                                                                          -----

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

                                                 CIK   0001002109
               Method of Delivery:


                               [_] Wire Transfer


                               [_] Mail or other means

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                                  SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  /s/ David J. Schultz
                                 -------------------------------------------
                          David J. Schultz, Assistant Treasurer of the Trust
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           Date   03/24/98
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 * Please print the name and title of the signing officer below the signature.
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